FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	45-2080495
Plan number	001
Deemed distribution	$ 319,232
Current value	$ 18,516,818
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%